CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD USD ($)
Current assets:
Cash and cash equivalents	181,340	19,388	$ 28,812
Short-term deposits	404,500	116,000	64,269
Accounts receivable, net	16,294	5,631	2,589
Amounts due from a related party		1,000
Deferred tax assets	3,045	1,231	484
Prepaid expenses and other current assets	12,927	5,979	2,054
Total current assets	618,106	149,229	98,208
Non-current assets:
Term deposits	10,000		1,589
Property and equipment, net	27,599	15,029	4,385
Total assets	655,705	164,258	104,182
Current liabilities:
Accounts payable		1,194
Deferred revenue	78,547	55,326	12,480
Accrued expenses and other current liabilities	28,817	12,908	4,579
Income tax payable	14,824	15,151	2,355
Amounts due to a related party		993
Total current liabilities	122,188	85,572	19,414
Total liabilities	122,188	85,572	19,414
Commitments and contingencies (Note 15)
Series A redeemable convertible preferred shares (US$0.001 par value; 9,566,667 shares authorized, issued and outstanding as of December 31, 2010, none outstanding as of December 31, 2011)		93,559
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares (US$0.001 par value; 40,433,333 shares and 100,000,000 shares authorized as of December 31, 2010 and 2011, respectively; 27,272,727 shares issued and outstanding as of December 31, 2010; 47,489,394 shares issued and outstanding as of December 31, 2011)	339	210	54
Additional paid-in capital	522,470		83,012
Statutory reserves	5,792	392	920
(Accumulated deficit)/retained earnings	7,956	(23,887)	1,264
Foreign currency translation adjustments	(3,040)	8,412	(482)
Total shareholders' (deficit)/equity	533,517	(14,873)	84,768
Total liabilities, redeemable convertible preferred shares and shareholders' (deficit)/equity	655,705	164,258	$ 104,182